Related Party Transactions (Details) - Schedule of Related Party Transactions - Related Party [Member] - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Schedule of Related Party Transactions [Line Items]
Due to a related party	$ 66,206
Due from related parties	66,206
Midea International Co., Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Due to a related party	$ 66,206
Due from related parties